Redeemable Preferred Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Redeemable Preferred Equity

7. Redeemable Preferred Equity

The following is a roll forward of our Series C cumulative preferred equity (“Series C Preferred Units”):

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Beginning balance	$5,014	$3,582	$3,582
Additions from new investment	200	1,000	800
Distributions	(61)	(101)	(41)
Additions from reinvestments	309	533	250

Ending balance	$5,462	$5,014	$4,591

The following table shows the earliest redemption options for investors in our Series C Preferred Units as of June 30, 2022:

Year Maturing	Total Amount Redeemable
2024	$3,418
2025	427
2026	309
2027	1,105
2028	203
Total	$5,462

8. Redeemable Preferred Equity

Series C cumulative preferred units (“Series C Preferred Units”) are redeemable by the Company at any time, upon a change of control or liquidation, or by the investor any time after 6 years from the initial date of purchase. The Series C Preferred Units have a fixed value which is their purchase price and preferred liquidation and distribution rights. Yearly distributions of 12% of the Series C Preferred Units’ value (provided profits are available) will be made on a quarterly basis. This rate may increase if any interest rate on our public Notes offering rises above 12%. Dividends may be reinvested monthly into additional Series C Preferred Units. The Series C Preferred Units have the same preferential rights as the Series B Preferred Units as more fully described in the following note.

Roll forward of redeemable preferred equity:

	December 31, 2021	December 31, 2020

Beginning balance	$3,582	$2,959
Additions from new investment	1,000	300
Distributions	(101)	(49)
Additions from reinvestment	533	372

Ending balance	$5,014	$3,582

The following table shows the earliest redemption options for investors in Series C Preferred Units as of December 31, 2021:

Year Maturing	Total Amount Redeemable

2024	$3,244
2025	402
2026	309
2027	1,059

Total	$5,014